CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Current Assets
Cash and cash equivalents	$ 598.5	$ 730.5
Accounts receivable, less allowance for doubtful accounts of $98.2 and $98.1, respectively	4,413.1	4,243.0
Prepaid expenses and other assets	121.3	119.0
Total current assets	5,132.9	5,092.5
Other Assets
Goodwill	1,239.9	1,257.4
Intangible assets, less accumulated amortization of $299.8 and $266.6, respectively	294.4	326.5
Other assets	759.7	694.0
Total other assets	2,294.0	2,277.9
Property and Equipment
Land, buildings, leasehold improvements and equipment	567.0	585.4
Less: accumulated depreciation and amortization	419.7	438.3
Net property and equipment	147.3	147.1
Total assets	7,574.2	7,517.5
Current Liabilities
Accounts payable	1,914.4	1,659.2
Employee compensation payable	208.1	211.4
Accrued liabilities	398.6	483.7
Accrued payroll taxes and insurance	649.2	613.8
Value added taxes payable	448.7	438.7
Short-term borrowings and current maturities of long-term debt	39.8	44.2
Total current liabilities	3,658.8	3,451.0
Other liabilities
Long-term debt	785.6	810.9
Other long-term liabilities	683.4	563.1
Total other liabilities	1,469.0	1,374.0
Shareholders’ Equity
Preferred stock, $.01 par value, authorized 25,000,000 shares, none issued	0.0	0.0
Common stock, $.01 par value, authorized 125,000,000 shares, issued 115,115,748 and 114,504,928 shares, respectively	1.2	1.2
Capital in excess of par value	3,227.2	3,186.7
Retained earnings	2,291.3	1,966.0
Accumulated other comprehensive loss	(426.1)	(286.0)
Treasury stock at cost, 48,146,658 and 41,466,590 shares, respectively	(2,731.7)	(2,243.2)
Total ManpowerGroup shareholders' equity	2,361.9	2,624.7
Noncontrolling interests	84.5	67.8
Total shareholders’ equity	2,446.4	2,692.5
Total liabilities and shareholders’ equity	$ 7,574.2	$ 7,517.5